STOCKHOLDERS' DEFICIENCY: Board of Directors fees (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Directors' fees	$ 1,272,866	$ 222,614	$ 232,614	$ 424,065
Transaction 2
Sale of Stock, Transaction Date				Sep. 28, 2018
Sale of Stock, Description of Transaction				the board of directors granted to each of its directors warrants to purchase 500,000 shares of common stock
Sale of Stock, Price Per Share				$ 0.14
Transaction 3
Sale of Stock, Transaction Date			Sep. 26, 2019
Sale of Stock, Description of Transaction			the board of directors granted to each of its directors warrants to purchase 500,000 shares of common stock
Sale of Stock, Price Per Share			$ 0.08